UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

Delaware Limited-Term Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/17	6/30/17	Expense Ratio	1/1/17 to 6/30/17*
Actual Fund return†
Class A	$1,000.00	$1,014.70	0.74%	$3.70
Class C	1,000.00	1,011.70	1.59%	7.93
Class R	1,000.00	1,013.00	1.09%	5.44
Institutional Class	1,000.00	1,016.70	0.59%	2.95
Class R6**	1,000.00	1,003.50	0.52%	0.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.12	0.74%	$3.71
Class C	1,000.00	1,016.91	1.59%	7.95
Class R	1,000.00	1,019.39	1.09%	5.46
Institutional Class	1,000.00	1,021.87	0.59%	2.96
Class R6**	1,000.00	1,022.22	0.52%	2.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**	The Class R6 shares commenced operations on May 1, 2017. The ending account value for “Actual Fund return” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual Fund return” are equal to the Class R6 shares annualized expense ratio, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the actual days since inception).

Security type / sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	10.13%
Agency Commercial Mortgage-Backed Securities	0.28%
Agency Mortgage-Backed Securities	8.44%
Collateralized Debt Obligations	2.12%
Convertible Bond	0.17%
Corporate Bonds	44.46%
Banking	18.35%
Basic Industry	2.28%
Brokerage	0.31%
Capital Goods	1.58%
Communications	3.59%
Consumer Cyclical	2.07%
Consumer Non-Cyclical	2.73%
Electric	5.30%
Energy	3.37%
Finance Companies	1.07%
Healthcare	0.20%
Insurance	1.64%
Natural Gas	0.35%
Real Estate	0.25%
Services	0.19%
Technology	0.25%
Transportation	0.93%
Loan Agreements	5.48%
Municipal Bonds	0.34%
Non-Agency Asset-Backed Securities	27.74%
Non-Agency Collateralized Mortgage Obligations	0.13%
Non-Agency Commercial Mortgage-Backed Securities	0.08%
Regional Bond	0.07%
Sovereign Bonds	0.76%
US Treasury Obligations	1.15%
Preferred Stock	0.47%
Short-Term Investments	1.50%
Total Value of Securities	103.34%
Liabilities Net of Receivables and Other Assets	(3.34%)
Total Net Assets	100.00%

Schedule of investments

Delaware Limited-Term Diversified Income Fund	June 30, 2017 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust Series 2003-T4 2A5 4.754% 9/26/33 f	165,355	$182,748
Fannie Mae REMIC Trust Series 2001-W2 AS5 6.473% 10/25/31 f	135	135
Freddie Mac Structured Pass Through Securities Series T-30 A5 6.654% 12/25/30 ◆f	4,315	4,565

Total Agency Asset-Backed Securities (cost $168,676)		187,448

Agency Collateralized Mortgage Obligations – 10.13%

Fannie Mae Grantor Trust Series 2001-T5 A2 6.985% 6/19/41 ●	27,513	31,906
Series 2002-T1 A2 7.00% 11/25/31	60,472	71,429
Fannie Mae Interest Strip Series 413 167 4.50% 7/25/42 S●	1,324,153	331,487
Series 419 C3 3.00% 11/25/43 S	72,951	11,996
Fannie Mae REMIC Trust Series 2002-W1 2A 6.104% 2/25/42 ●	74,022	83,912
Fannie Mae REMICs Series 2002-90 A1 6.50% 6/25/42	813	943
Series 2003-52 NA 4.00% 6/25/23	80,739	83,447
Series 2003-78 B 5.00% 8/25/23	33,207	35,099
Series 2003-120 BL 3.50% 12/25/18	88,997	90,296
Series 2004-36 FA 1.616% 5/25/34 ●	270,586	272,003
Series 2004-49 EB 5.00% 7/25/24	25,260	27,204
Series 2005-66 FD 1.516% 7/25/35 ●	1,216,197	1,214,686
Series 2005-110 MB 5.50% 9/25/35	7,094	7,437
Series 2006-105 FB 1.636% 11/25/36 ●	77,572	77,763
Series 2010-41 PN 4.50% 4/25/40	86,000	92,282
Series 2011-88 AB 2.50% 9/25/26	47,041	47,247
Series 2011-105 FP 1.616% 6/25/41 ●	2,019,826	2,013,558
Series 2011-113 MC 4.00% 12/25/40	136,540	140,627
Series 2012-51 SA 5.284% 5/25/42 S●	62,542	15,383
Series 2012-67 GB 3.00% 7/25/42	390,000	379,971
Series 2012-93 LY 2.50% 9/25/42	433,000	394,093
Series 2012-98 MI 3.00% 8/25/31 S	25,732,441	2,803,243
Series 2012-99 AI 3.50% 5/25/39 S	1,718,291	201,690
Series 2012-102 IB 3.50% 9/25/27 S	8,643,481	959,255
Series 2012-118 AI 3.50% 11/25/37 S	499,838	62,280
Series 2012-120 WI 3.00% 11/25/27 S	140,584	13,514
Series 2012-122 SD 4.884% 11/25/42 S●	3,102,915	615,741
Series 2012-125 MI 3.50% 11/25/42 S	1,476,307	292,840
Series 2012-128 NP 2.50% 11/25/42	474,981	454,228
Series 2012-137 WI 3.50% 12/25/32 S	65,486	10,392

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs Series 2012-139 NS 5.484% 12/25/42 S●	1,355,624	$330,423
Series 2012-148 HE 2.50% 1/25/43	1,000,000	899,666
Series 2012-150 KC 2.50% 1/25/43	713,853	709,370
Series 2013-2 DA 2.00% 11/25/42	28,129	24,581
Series 2013-7 EI 3.00% 10/25/40 S	1,595,550	202,156
Series 2013-7 GP 2.50% 2/25/43	65,000	59,194
Series 2013-20 IH 3.00% 3/25/33 S	395,238	54,753
Series 2013-26 ID 3.00% 4/25/33 S	688,062	95,534
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,508,494
Series 2013-38 AI 3.00% 4/25/33 S	579,363	79,678
Series 2013-51 PI 3.00% 11/25/32 S	615,491	72,081
Series 2013-52 ZA 3.00% 6/25/43	211,140	214,641
Series 2013-55 AI 3.00% 6/25/33 S	16,117,779	2,266,811
Series 2013-59 PY 2.50% 6/25/43	547,142	507,634
Series 2013-67 KZ 2.50% 4/25/43	773,539	679,165
Series 2013-69 IJ 3.00% 7/25/33 S	60,002	8,320
Series 2013-71 ZA 3.50% 7/25/43	284,060	291,955
Series 2013-75 JI 3.00% 9/25/32 S	784,663	101,006
Series 2013-129 KI 3.00% 8/25/28 S	1,917,687	154,966
Series 2014-5 JL 4.00% 2/25/44	78,000	85,678
Series 2014-21 ID 3.50% 6/25/33 S	392,937	51,861
Series 2014-25 DI 3.50% 8/25/32 S	312,786	35,840
Series 2014-63 KI 3.50% 11/25/33 S	383,383	46,256
Series 2014-64 IT 3.50% 6/25/41 S	49,120	5,047
Series 2014-68 BS 4.934% 11/25/44 S●	155,774	32,888
Series 2014-85 IB 3.00% 12/25/44 S	967,803	183,410
Series 2014-90 SA 4.934% 1/25/45 S●	323,539	63,275
Series 2015-11 BI 3.00% 1/25/33 S	561,718	59,196
Series 2015-31 ZD 3.00% 5/25/45	448,170	394,957
Series 2015-34 OK 0.00% 3/25/44 Ω	1,185,000	1,027,822
Series 2015-40 GZ 3.50% 5/25/45	107,553	106,327
Series 2015-43 PZ 3.50% 6/25/45	43,021	44,579
Series 2015-44 AI 3.50% 1/25/34 S	806,276	122,756
Series 2015-45 AI 3.00% 1/25/33 S	74,488	7,992
Series 2015-45 EI 3.00% 12/25/40 S	1,448,576	161,569
Series 2015-66 ID 3.50% 5/25/42 S	275,070	44,765
Series 2015-82 AI 3.50% 6/25/34 S	4,652,016	846,658
Series 2015-85 BI 4.50% 9/25/43 S	685,463	126,916
Series 2015-87 TI 3.50% 11/25/35 S	277,934	42,321
Series 2015-89 EZ 3.00% 12/25/45	642,782	633,426
Series 2015-95 SH 4.784% 1/25/46 S●	139,360	31,097
Series 2016-2 HI 3.00% 12/25/41 S	1,273,119	168,514

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs Series 2016-17 BI 4.00% 2/25/43 S	1,237,772	$203,466
Series 2016-33 DI 3.50% 6/25/36 S	251,729	38,159
Series 2016-40 ZC 3.00% 7/25/46	37,095	34,735
Series 2016-54 PI 3.00% 2/25/44 S	1,372,432	167,777
Series 2016-55 SK 4.784% 8/25/46 S●	114,464	26,279
Series 2016-74 IH 3.50% 11/25/45 S	123,791	22,248
Series 2016-74 GS 4.784% 10/25/46 S●	856,504	214,316
Series 2016-79 AZ 3.00% 11/25/46	1,020,176	953,267
Series 2016-79 JS 4.834% 11/25/46 S●	97,671	21,316
Series 2016-80 JZ 3.00% 11/25/46	141,881	132,287
Series 2016-83 PI 3.50% 7/25/45 S	94,155	15,515
Series 2016-90 CI 3.00% 2/25/45 S	770,685	112,733
Series 2016-95 IO 3.00% 12/25/46 S	3,021,962	581,257
Series 2016-95 LZ 2.50% 12/25/46	208,354	171,714
Series 2016-99 DI 3.50% 1/25/46 S	97,470	16,190
Series 2016-99 TI 3.50% 3/25/36 S	657,528	92,334
Series 2016-101 ZP 3.50% 1/25/47	92,604	89,522
Series 2016-105 SA 4.784% 1/25/47 S●	166,047	36,836
Series 2017-6 NI 3.50% 3/25/46 S	937,781	167,081
Series 2017-14 AI 3.00% 9/25/42 S	97,573	14,964
Series 2017-16 SM 4.834% 3/25/47 S●	909,199	195,550
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,218,201
Series 2017-16 WI 3.00% 1/25/45 S	96,583	12,503
Series 2017-16 YW 3.00% 3/25/47	875,000	837,812
Series 2017-17 CM 3.00% 11/25/41	228,150	228,261
Series 2017-19 MD 3.00% 1/25/47	99,000	99,934
Series 2017-24 AI 3.00% 8/25/46 S	1,063,899	156,690
Series 2017-25 GS 5.484% 4/25/47 S●	265,799	43,268
Series 2017-27 EM 3.00% 4/25/47	113,000	106,705
Series 2017-28 Z 3.50% 4/25/47	106,930	108,679
Series 2017-40 GZ 3.50% 5/25/47	36,210	37,227
Series 2017-40 IG 3.50% 3/25/43 S	381,883	50,770
Series 2017-46 BI 3.00% 4/25/47 S	401,214	53,851
Series 2017-46 JI 3.50% 1/25/43 S	148,231	18,139
Freddie Mac REMICs Series 1730 Z 7.00% 5/15/24	25,158	27,883
Series 2621 QH 5.00% 5/15/33	1,702	1,875
Series 2708 ZD 5.50% 11/15/33	227,380	255,490
Series 2901 CA 4.50% 11/15/19	22,969	23,067
Series 3016 FL 1.549% 8/15/35 ●	27,853	27,900
Series 3027 DE 5.00% 9/15/25	26,586	28,722
Series 3067 FA 1.509% 11/15/35 ●	2,402,600	2,399,782

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs Series 3232 KF 1.609% 10/15/36 ●	59,016	$59,299
Series 3241 FM 1.539% 11/15/36 ●	22,407	22,463
Series 3297 BF 1.399% 4/15/37 ●	808,949	806,170
Series 3316 FB 1.459% 8/15/35 ●	108,178	108,046
Series 3578 EO 0.00% 5/15/37 Ω	303,432	281,644
Series 3737 NA 3.50% 6/15/25	97,407	100,323
Series 3780 LF 1.559% 3/15/29 ●	93,663	93,704
Series 3800 AF 1.659% 2/15/41 ●	1,477,073	1,485,744
Series 3803 TF 1.559% 11/15/28 ●	97,675	97,799
Series 3852 TP 5.50% 5/15/41 ●	91,770	99,903
Series 3939 EI 3.00% 3/15/26 S	1,519,897	97,188
Series 4050 EI 4.00% 2/15/39 S	113,809	11,918
Series 4076 QB 1.75% 11/15/41	518,526	506,807
Series 4100 EI 3.00% 8/15/27 S	10,799,376	1,045,658
Series 4105 YC 3.00% 8/15/42	197,000	196,104
Series 4109 AI 3.00% 7/15/31 S	6,201,974	689,220
Series 4142 HA 2.50% 12/15/32	400,598	403,889
Series 4150 PQ 2.50% 1/15/43	61,985	56,411
Series 4152 BW 2.50% 1/15/43	195,361	179,724
Series 4152 GW 2.50% 1/15/43	36,000	33,314
Series 4161 IM 3.50% 2/15/43 S	454,953	96,360
Series 4171 Z 3.00% 2/15/43	466,753	430,959
Series 4185 LI 3.00% 3/15/33 S	460,731	63,935
Series 4197 LZ 4.00% 4/15/43	295,258	318,555
Series 4206 DZ 3.00% 5/15/33	337,887	333,331
Series 4210 Z 3.00% 5/15/43	481,421	440,994
Series 4223 HI 3.00% 4/15/30 S	2,949,343	236,051
Series 4342 CI 3.00% 11/15/33 S	1,178,695	141,845
Series 4366 DI 3.50% 5/15/33 S	1,616,318	229,015
Series 4408 BC 3.00% 11/15/44	270,000	262,445
Series 4408 ZG 2.00% 9/15/41	402,679	361,438
Series 4419 DC 3.00% 12/15/44	152,000	149,663
Series 4433 DI 3.00% 8/15/32 S	6,123,598	632,711
Series 4452 PZ 3.50% 3/15/45	4,554,781	4,537,609
Series 4453 DI 3.50% 11/15/33 S	6,077,398	778,596
Series 4457 KZ 3.00% 4/15/45	3,390,163	3,241,860
Series 4464 DA 2.50% 1/15/43	937,071	881,984
Series 4476 GI 3.00% 6/15/41 S	1,406,449	159,813
Series 4493 HI 3.00% 6/15/41 S	200,935	23,383
Series 4518 CI 3.50% 6/15/42 S	644,886	78,808
Series 4527 CI 3.50% 2/15/44 S	166,334	28,461
Series 4531 PZ 3.50% 11/15/45	1,280,958	1,360,461

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs Series 4567 LI 4.00% 8/15/45 S	533,984	$99,840
Series 4574 AI 3.00% 4/15/31 S	2,666,378	335,245
Series 4581 LI 3.00% 5/15/36 S	83,948	11,440
Series 4614 HB 2.50% 9/15/46	62,000	56,627
Series 4618 SA 4.841% 9/15/46 S●	412,080	98,874
Series 4623 IY 4.00% 10/15/46 S	197,902	43,902
Series 4623 LZ 2.50% 10/15/46	51,856	45,468
Series 4623 MW 2.50% 10/15/46	60,000	55,364
Series 4623 WI 4.00% 8/15/44 S	1,225,003	222,909
Series 4623 YT 2.50% 3/15/46	1,442,246	1,318,487
Series 4625 PZ 3.00% 6/15/46	29,585	28,098
Series 4636 ET 3.00% 3/15/41	1,000,000	991,525
Series 4643 QI 3.50% 9/15/45 S	2,068,845	343,967
Series 4648 SA 4.841% 1/15/47 S●	1,156,694	256,166
Series 4650 JE 3.00% 7/15/46	110,000	106,483
Series 4650 JG 3.00% 11/15/46	1,997,000	1,886,154
Series 4653 VB 3.00% 4/15/40	865,000	866,572
Series 4654 G 3.00% 2/15/43	74,840	75,005
Series 4655 TI 3.00% 8/15/36 S	98,073	8,887
Series 4656 HI 3.50% 5/15/42 S	736,434	97,175
Series 4657 PS 4.841% 2/15/47 S●	4,594,916	1,004,523
Series 4660 GI 3.00% 8/15/43 S	684,930	107,887
Series 4663 AI 3.00% 3/15/42 S	128,905	18,009
Series 4675 KS 4.841% 4/15/47 S●	145,424	33,222
Freddie Mac Strips Series 284 S6 4.941% 10/15/42 S●	1,242,813	259,884
Series 290 IO 3.50% 11/15/32 S	61,415	9,792
Series 303 151 4.322% 12/15/42 S●	437,062	104,952
Series 303 185 3.495% 1/15/43 S●	1,190,046	239,637
Series 319 S2 4.841% 11/15/43 S●	8,072,514	1,768,438
Series 326 S2 4.791% 3/15/44 S●	581,495	116,497
Freddie Mac Structured Pass Through Certificates Series T-42 A5 7.50% 2/25/42 ◆	32,414	37,778
Series T-54 2A 6.50% 2/25/43 ◆	788	929
Series T-58 2A 6.50% 9/25/43 ◆	550,041	637,159
GNMA Series 2012-77 MU 2.50% 6/20/42	118,439	112,650
Series 2012-108 PB 2.75% 9/16/42	39,000	37,611
Series 2013-26 KD 2.50% 2/16/43	870,000	814,590
Series 2013-79 KE 3.00% 5/20/43	1,250,000	1,252,236
Series 2013-113 LY 3.00% 5/20/43	17,000	17,030
Series 2014-12 ZA 3.00% 1/20/44	204,942	197,695

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA Series 2014-62 Z 3.00% 4/20/44	174,825	$171,619
Series 2015-36 PI 3.50% 8/16/41 S	461,302	63,085
Series 2015-74 CI 3.00% 10/16/39 S	182,475	24,776
Series 2015-76 MZ 3.00% 5/20/45	1,093,104	1,104,472
Series 2015-82 GI 3.50% 12/20/38 S	1,049,535	107,138
Series 2015-142 AI 4.00% 2/20/44 S	63,316	8,106
Series 2015-155 QZ 3.50% 10/20/45	1,562,408	1,601,541
Series 2015-185 PZ 3.00% 12/20/45	1,100,360	1,048,427
Series 2016-5 GL 3.00% 7/20/45	5,000	5,001
Series 2016-49 PZ 3.00% 11/16/45	227,826	217,960
Series 2016-54 MZ 3.00% 4/20/46	750,791	687,834
Series 2016-74 PL 3.00% 5/20/46	610,000	607,982
Series 2016-80 JZ 3.00% 6/20/46	669,770	624,120
Series 2016-81 IM 4.00% 10/20/44 S	266,159	46,623
Series 2016-89 QS 4.838% 7/20/46 S●	3,909,535	959,597
Series 2016-118 DI 3.50% 3/20/43 S	318,037	48,063
Series 2016-126 NS 4.888% 9/20/46 S●	138,482	32,371
Series 2016-134 MW 3.00% 10/20/46	10,000	10,170
Series 2016-135 Z 3.00% 10/20/46	49,989	46,820
Series 2016-146 KS 4.888% 10/20/46 S●	94,333	22,659
Series 2016-147 ST 4.838% 10/20/46 S●	131,371	30,782
Series 2016-149 GI 4.00% 11/20/46 S	579,986	124,883
Series 2016-167 QM 3.00% 4/20/46	402,000	399,416
Series 2016-170 MZ 3.00% 12/20/46	741,019	689,065
Series 2016-171 IP 3.00% 3/20/46 S	679,828	101,022
Series 2017-2 Z 2.65% 1/20/46	1,370,028	1,343,535
Series 2017-4 WI 4.00% 2/20/44 S	96,361	18,966
Series 2017-10 IB 4.00% 1/20/47 S	163,707	38,484
Series 2017-10 KZ 3.00% 1/20/47	15,188	14,164
Series 2017-14 EZ 3.00% 1/20/47	266,304	246,268
Series 2017-17 BV 3.00% 4/20/40	434,000	433,529
Series 2017-17 BZ 3.00% 2/20/47	1,757,465	1,816,986
Series 2017-18 QS 4.928% 2/16/47 S●	157,563	35,877
Series 2017-25 CZ 3.50% 2/20/47	48,562	49,114
Series 2017-25 WZ 3.00% 2/20/47	308,061	284,577
Series 2017-33 PZ 3.00% 2/20/47	1,353,450	1,308,548
Series 2017-34 DY 3.50% 3/20/47	230,000	231,096
Series 2017-56 GZ 3.50% 4/20/47	256,490	250,281

Total Agency Collateralized Mortgage Obligations (cost $81,183,767)		82,201,104

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities – 0.28%

FREMF Mortgage Trust Series 2011-K15 B 144A 5.116% 8/25/44 #●	95,000	$103,342
Series 2012-K708 B 144A 3.883% 2/25/45 #●	675,000	690,329
Series 2013-K712 B 144A 3.48% 5/25/45 #●	345,000	353,032
NCUA Guaranteed Notes Trust Series 2011-C1 2A 1.614% 3/9/21 ●	1,153,513	1,151,359

Total Agency Commercial Mortgage-Backed Securities (cost $2,308,993)		2,298,062

Agency Mortgage-Backed Securities – 8.44%

Fannie Mae ARM 2.744% 12/1/33 ●	79,693	84,540
2.833% 9/1/38 ●	1,169,818	1,254,845
3.002% 8/1/34 ●	100,437	105,317
3.03% 8/1/36 ●	29,290	31,134
3.091% 3/1/38 ●	4,779	5,008
3.103% 8/1/35 ●	21,783	23,002
3.104% 11/1/35 ●	303,392	320,961
3.113% 7/1/36 ●	104,446	110,713
3.145% 6/1/36 ●	104,091	109,069
3.149% 7/1/36 ●	41,602	43,873
3.205% 11/1/39 ●	197,690	208,840
3.458% 4/1/36 ●	28,413	30,021
3.484% 1/1/41 ●	166,313	172,792
3.493% 6/1/34 ●	45,285	48,247
3.548% 4/1/36 ●	328,295	348,496
4.554% 11/1/39 ●	594,991	631,135
Fannie Mae S.F. 30 yr 4.50% 8/1/40	105,836	114,385
5.00% 11/1/33	87,200	95,647
5.00% 3/1/34	36,255	39,675
5.00% 4/1/35	3,721	4,084
5.00% 5/1/35	9,140	10,033
5.00% 6/1/35	100,837	110,378
5.00% 7/1/35	1,067	1,170
5.00% 8/1/35	6,643	7,292
5.00% 9/1/35	168	184
5.00% 10/1/35	15,802	17,346
5.00% 12/1/35	13,782	15,308
5.00% 2/1/36	49,438	54,270
5.00% 3/1/36	28,845	31,661
5.00% 10/1/36	16,567	18,187
5.00% 11/1/36	23,826	26,156
5.00% 12/1/36	52,971	58,156

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr 5.00% 2/1/38	70,223	$77,096
5.00% 6/1/39	10,406	11,426
5.00% 1/1/40	71,613	79,557
5.50% 11/1/32	15,706	17,553
5.50% 4/1/33	13,498	15,105
5.50% 6/1/33	85,930	96,457
5.50% 7/1/33	3,926	4,392
5.50% 1/1/34	10,283	11,601
5.50% 4/1/34	136,197	152,556
5.50% 7/1/34	30,459	34,122
5.50% 9/1/34	338,635	379,030
5.50% 11/1/34	35,066	39,280
5.50% 2/1/35	17,925	20,076
5.50% 5/1/35	5,543	6,209
5.50% 11/1/35	6,249	7,005
5.50% 8/1/37	520,431	583,115
5.50% 1/1/38	1,224,608	1,373,326
5.50% 12/1/38	6,317	7,075
5.50% 9/1/41	430,698	487,595
5.50% 5/1/44	8,633,680	9,667,887
6.00% 11/1/23	8,512	9,572
6.00% 3/1/34	47,128	53,822
6.00% 8/1/34	19,320	22,089
6.00% 9/1/34	190	217
6.00% 11/1/34	3,074	3,489
6.00% 4/1/35	164,353	187,509
6.00% 7/1/35	46,937	53,608
6.00% 12/1/35	31,029	35,377
6.00% 4/1/36	9,262	10,416
6.00% 6/1/36	157,565	180,473
6.00% 9/1/36	187,516	215,175
6.00% 12/1/36	4,292	4,851
6.00% 3/1/37	4,061	4,608
6.00% 5/1/37	57,341	65,388
6.00% 7/1/37	2,162,880	2,466,884
6.00% 8/1/37	243,312	278,140
6.00% 9/1/37	1,248,728	1,417,392
6.00% 3/1/38	1,520,181	1,726,266
6.00% 5/1/38	145,285	164,924
6.00% 7/1/38	3,663	4,162
6.00% 9/1/38	6,652	7,537
6.00% 10/1/38	632,019	717,846

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr 6.00% 9/1/39	118,242	$136,499
6.00% 10/1/39	2,573,143	2,936,850
6.00% 3/1/40	21,518	24,460
6.00% 5/1/41	189,429	214,937
6.00% 7/1/41	3,536,616	4,010,366
6.50% 1/1/29	6,789	7,732
6.50% 5/1/40	180,601	202,501
7.50% 6/1/31	603	726
Fannie Mae S.F. 30 yr TBA 4.50% 8/1/47	26,691,000	28,590,628
Freddie Mac ARM 2.554% 10/1/46 ●	395,418	397,109
2.684% 10/1/36 ●	6,211	6,556
2.93% 11/1/44 ●	144,775	148,817
3.069% 6/1/37 ●	366,682	382,866
3.135% 7/1/38 ●	858,597	910,250
3.163% 2/1/37 ●	3,891	4,106
3.275% 10/1/37 ●	181,230	190,403
5.00% 8/1/38 ●	16,047	16,833
Freddie Mac S.F. 30 yr 4.50% 8/1/44	207,813	223,298
5.00% 12/1/41	47,804	52,582
5.50% 1/1/38	8,664	9,710
6.00% 5/1/35	8,562	9,720
6.00% 2/1/36	205,973	233,837
6.00% 3/1/36	228,954	258,796
6.00% 8/1/38	1,808,324	2,055,965
6.00% 10/1/38	3,138	3,575
6.00% 5/1/39	48,037	54,593
6.00% 7/1/39	25,759	29,234
6.00% 11/1/39	30,220	34,231
6.00% 5/1/40	229,720	258,313
6.50% 12/1/31	18,651	21,021
7.50% 7/1/32	3,772	4,457
GNMA II S.F. 30 yr 5.50% 5/20/37	179,472	199,180
5.50% 4/20/40	156,368	170,624
6.00% 2/20/39	191,706	213,076
6.00% 10/20/39	278,381	309,396
6.00% 2/20/40	691,253	772,203
6.00% 4/20/46	228,253	254,630

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr 6.50% 10/20/39	261,123	$294,676

Total Agency Mortgage-Backed Securities (cost $68,571,246)		68,476,889

Collateralized Debt Obligations – 2.12%

AMMC CLO Series 2015-16A XR 144A 2.21% 4/14/29 #●	5,700,000	5,699,698
Dryden 36 Senior Loan Fund Series 2014-36A X 144A 2.258% 1/15/28 #●	2,488,889	2,490,696
Harbourview CLO VII Series 7A AXR 144A 2.181% 11/18/26 #●	2,500,000	2,501,543
KKR CLO Series 18 X 144A 2.305% 7/18/30 #●	1,750,000	1,750,000
Neuberger Berman CLO XVII Series 2014-17A XR 144A 2.126% 4/22/29 #●	3,390,000	3,389,817
Tuolumne Grove CLO Series 2014-1A AXR 144A 2.106% 4/25/26 #●	1,333,333	1,333,260

Total Collateralized Debt Obligations (cost $17,162,222)		17,165,014

Convertible Bond – 0.17%

Jefferies Group 3.875% exercise price $43.72, maturity date 11/1/29	1,355,000	1,365,163

Total Convertible Bond (cost $1,443,922)		1,365,163

Corporate Bonds – 44.46%

Banking – 18.35%
Ally Financial 4.125% 3/30/20	500,000	515,000
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,931,079
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	450,000	473,085
Banco Santander 3.50% 4/11/22	1,600,000	1,639,173
Bank of America 2.503% 10/21/22	460,000	454,622
3.124% 1/20/23 ●	2,050,000	2,074,475
3.705% 4/24/28 ●	750,000	756,584
4.183% 11/25/27	710,000	723,600
5.75% 12/1/17	6,900,000	7,017,562
Bank of New York Mellon 2.45% 11/27/20	3,340,000	3,373,894
2.50% 4/15/21	2,280,000	2,299,100
Barclays 3.20% 8/10/21	780,000	791,874
8.25% 12/29/49 ●	1,200,000	1,275,000
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	549,375

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
BGEO Group 144A 6.00% 7/26/23 #	200,000	$203,800
Branch Banking & Trust 2.85% 4/1/21	1,505,000	1,537,996
Citigroup 2.279% 5/17/24 ●	555,000	554,956
Citizens Bank 2.45% 12/4/19	5,010,000	5,055,801
2.50% 3/14/19	2,890,000	2,912,418
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	4,063,921
Compass Bank 2.75% 9/29/19	7,305,000	7,365,712
Cooperatieve Centrale Rabobank VA/NY 2.25% 1/14/19	5,690,000	5,727,821
Credit Suisse 2.30% 5/28/19	4,890,000	4,923,726
3.00% 10/29/21	475,000	484,289
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	309,980
Export-Import Bank of India 3.125% 7/20/21	410,000	414,547
Fifth Third Bancorp 2.60% 6/15/22	85,000	84,651
2.875% 7/27/20	1,045,000	1,069,328
Fifth Third Bank 2.25% 6/14/21	200,000	199,509
2.30% 3/15/19	510,000	513,340
3.85% 3/15/26	515,000	525,347
Goldman Sachs Group 3.691% 6/5/28 ●	1,830,000	1,839,741
6.00% 6/15/20	200,000	220,778
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,658,125
Huntington National Bank 2.375% 3/10/20	2,495,000	2,505,257
ING Groep 3.15% 3/29/22	895,000	912,946
JPMorgan Chase & Co. 2.55% 3/1/21	3,810,000	3,830,342
2.776% 4/25/23 ●	515,000	516,213
4.25% 10/1/27	1,010,000	1,051,959
5.30% 12/29/49 ●	1,000,000	1,043,750
KeyBank 2.40% 6/9/22	1,740,000	1,732,346
2.50% 11/22/21	1,890,000	1,897,008
3.18% 5/22/22	1,335,000	1,360,234
Manufacturers & Traders Trust 2.50% 5/18/22	555,000	554,155
Morgan Stanley 3.625% 1/20/27	885,000	891,719
3.95% 4/23/27	2,630,000	2,652,160
5.95% 12/28/17	6,900,000	7,041,733

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
PNC Bank 2.30% 6/1/20	4,275,000	$4,300,334
2.45% 11/5/20	810,000	817,202
PNC Financial Services Group 3.15% 5/19/27	595,000	592,844
5.00% 12/29/49 ●	1,160,000	1,197,700
Popular 7.00% 7/1/19	1,000,000	1,055,000
Royal Bank of Canada 2.75% 2/1/22	1,685,000	1,714,513
Royal Bank of Scotland Group 3.875% 9/12/23	1,470,000	1,501,160
8.625% 12/29/49 ●	910,000	994,175
Santander UK 144A 5.00% 11/7/23 #	820,000	881,843
Santander UK Group Holdings 3.125% 1/8/21	3,030,000	3,080,162
3.571% 1/10/23	775,000	793,375
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,611,492
State Street 2.653% 5/15/23 ●	390,000	391,405
3.30% 12/16/24	940,000	967,698
SunTrust Banks 2.50% 5/1/19	3,705,000	3,741,465
2.70% 1/27/22	2,785,000	2,793,444
SVB Financial Group 3.50% 1/29/25	1,235,000	1,214,292
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,016,972
Toronto-Dominion Bank 2.25% 11/5/19	3,580,000	3,607,942
Transnet SOC 144A 4.00% 7/26/22 #	200,000	195,155
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	230,000	244,277
UBS Group Funding Jersey 144A 2.65% 2/1/22 #	640,000	639,256
144A 3.00% 4/15/21 #	2,700,000	2,743,602
US Bancorp 2.35% 1/29/21	1,000,000	1,005,366
USB Capital IX 3.50% 10/29/49 ●	6,960,000	6,188,484
Wells Fargo 3.069% 1/24/23	3,910,000	3,964,470
5.625% 12/11/17	5,000,000	5,087,360

		148,871,019

Basic Industry – 2.28%
Allegheny Technologies 9.375% 6/1/19	250,000	272,187
Beacon Roofing Supply 6.375% 10/1/23	500,000	540,000
Dow Chemical 8.55% 5/15/19	1,760,000	1,972,200
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	261,661
FMG Resources August 2006 144A 4.75% 5/15/22 #	1,000,000	1,006,250

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
Freeport-McMoRan 6.50% 11/15/20	1,000,000	$1,031,250
Georgia-Pacific 144A 2.539% 11/15/19 #	1,000,000	1,009,495
144A 5.40% 11/1/20 #	5,750,000	6,292,691
INVISTA Finance 144A 4.25% 10/15/19 #	1,330,000	1,376,816
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	566,875
MMC Finance DAC 4.375% 4/30/18	500,000	508,931
NCI Building Systems 144A 8.25% 1/15/23 #	335,000	363,894
Phosagro OAO via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	500,000	504,223
Sherwin-Williams 2.75% 6/1/22	1,315,000	1,315,563
3.45% 6/1/27	250,000	252,296
Suzano Trading 144A 5.875% 1/23/21 #	200,000	213,000
Vale Overseas 5.875% 6/10/21	510,000	548,760
Vedanta Resources 144A 6.375% 7/30/22 #	200,000	201,140
144A 8.25% 6/7/21 #	200,000	218,554

		18,455,786

Brokerage – 0.31%
Jefferies Group 5.125% 1/20/23	2,285,000	2,490,979

		2,490,979

Capital Goods – 1.58%
Ardagh Packaging Finance 144A 7.25% 5/15/24 #	1,000,000	1,097,500
Cemex Finance 144A 9.375% 10/12/22 #	900,000	958,500
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	250,000	266,875
General Electric 1.551% 5/5/26 ●	280,000	275,253
5.55% 5/4/20	2,175,000	2,390,656
6.00% 8/7/19	1,445,000	1,570,914
Rockwell Collins 3.20% 3/15/24	525,000	532,814
3.50% 3/15/27	385,000	391,227
Roper Technologies 2.80% 12/15/21	1,100,000	1,110,384
Siemens Financieringsmaatschappij 144A 2.70% 3/16/22 #	3,920,000	3,973,143
Union Andina de Cementos 144A 5.875% 10/30/21 #	244,000	254,004

		12,821,270

Communications – 3.59%
21st Century Fox America 4.50% 2/15/21	1,340,000	1,437,021
Altice Luxembourg 144A 7.75% 5/15/22 #	1,000,000	1,062,500

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Communications (continued)
American Tower 2.25% 1/15/22	2,790,000	$2,723,060
4.00% 6/1/25	470,000	487,671
4.40% 2/15/26	290,000	304,557
AT&T 2.80% 2/17/21	70,000	70,796
Cablevision 144A 6.50% 6/15/21 #	195,000	207,187
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,226,165
CCO Holdings 5.75% 9/1/23	500,000	522,500
CenturyLink 5.625% 4/1/20	750,000	796,170
Columbus Cable Barbados 144A 7.375% 3/30/21 #	1,000,000	1,063,750
Crown Castle International 5.25% 1/15/23	805,000	895,198
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	657,225
CSC Holdings 6.75% 11/15/21	750,000	832,500
Deutsche Telekom International Finance 144A 3.60% 1/19/27 #	1,645,000	1,677,135
Digicel Group 144A 7.125% 4/1/22 #	500,000	438,150
Dish DBS 6.75% 6/1/21	500,000	556,250
GTH Finance 144A 6.25% 4/26/20 #	500,000	529,977
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	514,454
SBA Tower Trust 144A 2.24% 4/10/18 #	1,995,000	1,994,428
Sirius XM Radio 144A 3.875% 8/1/22 #	1,000,000	1,012,820
Sprint Communications 144A 7.00% 3/1/20 #	450,000	495,000
144A 9.00% 11/15/18 #	93,000	101,050
Time Warner Entertainment 8.375% 3/15/23	3,295,000	4,150,359
Verizon Communications 4.50% 9/15/20	3,165,000	3,383,233
VTR Finance 144A 6.875% 1/15/24 #	1,000,000	1,062,500
WideOpenWest Finance 10.25% 7/15/19	422,000	435,188
Wind Acquisition Finance 144A 7.375% 4/23/21 #	500,000	520,313

		29,157,157

Consumer Cyclical – 2.07%
Alibaba Group Holding 3.125% 11/28/21	200,000	204,345
Cencosud 144A 5.50% 1/20/21 #	500,000	548,046
Daimler Finance North America 144A 2.70% 8/3/20 #	4,480,000	4,542,850
Ford Motor Credit 3.096% 5/4/23	980,000	969,563
3.336% 3/18/21	1,575,000	1,606,662
General Motors Financial 3.15% 1/15/20	1,135,000	1,155,066
3.45% 1/14/22	1,100,000	1,119,341
3.45% 4/10/22	1,070,000	1,088,581
JD.com 3.125% 4/29/21	600,000	600,759

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
MGM Resorts International 6.75% 10/1/20	375,000	$416,400
NCL 144A 4.75% 12/15/21 #	1,000,000	1,040,490
Prime Security Services Borrower 144A 9.25% 5/15/23 #	750,000	816,870
Starbucks 2.10% 2/4/21	2,110,000	2,124,057
Wyndham Worldwide 4.15% 4/1/24	575,000	591,304

		16,824,334

Consumer Non-Cyclical – 2.73%
Abbott Laboratories 2.80% 9/15/20	1,175,000	1,194,145
AbbVie 2.30% 5/14/21	3,805,000	3,798,691
Anheuser-Busch InBev Finance 2.65% 2/1/21	3,360,000	3,407,591
Becton Dickinson 2.894% 6/6/22	690,000	691,633
3.363% 6/6/24	685,000	687,356
Gilead Sciences 1.95% 3/1/22	2,300,000	2,255,306
Kernel Holding 144A 8.75% 1/31/22 #	235,000	252,766
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	203,540
Pernod Ricard 144A 4.45% 1/15/22 #	1,795,000	1,926,346
Reynolds American 4.00% 6/12/22	2,370,000	2,513,921
Roche Holdings 144A 1.75% 1/28/22 #	1,015,000	989,806
Shire Acquisitions Investments Ireland 2.40% 9/23/21	1,090,000	1,078,254
2.875% 9/23/23	1,040,000	1,032,129
Thermo Fisher Scientific 3.00% 4/15/23	2,130,000	2,149,773

		22,181,257

Electric – 5.30%
AES Gener 144A 5.25% 8/15/21 #	420,000	452,211
Ameren 2.70% 11/15/20	3,665,000	3,711,278
Arizona Public Service 2.20% 1/15/20	4,195,000	4,206,792
CMS Energy 6.25% 2/1/20	1,345,000	1,481,383
Dominion Energy 2.00% 8/15/21	410,000	402,477
DTE Energy 2.40% 12/1/19	1,725,000	1,733,858
3.30% 6/15/22	1,050,000	1,078,458
Duke Energy 1.80% 9/1/21	2,450,000	2,393,768
Dynegy 6.75% 11/1/19	1,000,000	1,036,250
Enel Finance International 144A 2.875% 5/25/22 #	2,790,000	2,796,716
Entergy 4.00% 7/15/22	3,175,000	3,359,017
Exelon 2.85% 6/15/20	2,000,000	2,033,098
3.497% 6/1/22	905,000	929,126
Fortis 144A 2.10% 10/4/21 #	2,895,000	2,838,061
Great Plains Energy 3.15% 4/1/22	5,010,000	5,067,860

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Electric (continued)
IPALCO Enterprises 3.45% 7/15/20	710,000	$722,425
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	556,900
NV Energy 6.25% 11/15/20	2,460,000	2,769,357
Southern 2.35% 7/1/21	3,360,000	3,338,355
WEC Energy Group 2.45% 6/15/20	2,075,000	2,094,814

		43,002,204

Energy – 3.37%
Antero Resources 5.375% 11/1/21	500,000	506,875
BP Capital Markets 3.216% 11/28/23	1,150,000	1,168,721
Chevron 2.10% 5/16/21	2,495,000	2,488,608
Dominion Energy Gas Holdings 2.50% 12/15/19	2,020,000	2,034,760
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	200,000	213,723
Energy Transfer Equity 7.50% 10/15/20	500,000	561,250
Genesis Energy 5.75% 2/15/21	500,000	501,250
KazMunayGas National 144A 3.875% 4/19/22 #	250,000	248,013
144A 6.375% 4/9/21 #	250,000	272,169
Kinder Morgan Energy Partners 9.00% 2/1/19	850,000	938,011
Kunlun Energy 144A 2.875% 5/13/20 #	400,000	403,232
Laredo Petroleum 5.625% 1/15/22	500,000	487,500
Murphy Oil USA 6.00% 8/15/23	500,000	530,000
Newfield Exploration 5.75% 1/30/22	500,000	528,750
Noble Holding International 5.75% 3/16/18	580,000	585,690
Oasis Petroleum 6.50% 11/1/21	500,000	487,500
Pertamina Persero 144A 5.25% 5/23/21 #	325,000	352,693
Petrobras Global Finance 5.375% 1/27/21	500,000	509,600
Petroleos Mexicanos 3.50% 7/18/18	250,000	253,650
Plains All American Pipeline 2.85% 1/31/23	415,000	403,058
3.85% 10/15/23	1,280,000	1,290,076
Precision Drilling 6.50% 12/15/21	500,000	491,875
Sabine Pass Liquefaction 5.625% 4/15/23	1,965,000	2,186,652
5.625% 3/1/25	490,000	541,880
5.75% 5/15/24	960,000	1,070,534
Shell International Finance 1.75% 9/12/21	2,160,000	2,120,591
2.375% 8/21/22	565,000	562,081
Southwestern Energy 5.80% 1/23/20	500,000	513,500
Spectra Energy Capital 3.30% 3/15/23	600,000	602,915
Tesoro 144A 4.75% 12/15/23 #	1,010,000	1,092,719
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,469,192

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
WPX Energy 7.50% 8/1/20	500,000	$527,500
YPF 144A 24.167% 7/7/20 #•	325,000	355,063

		27,299,631

Finance Companies – 1.07%
AerCap Ireland Capital 3.50% 5/26/22	790,000	811,535
3.95% 2/1/22	1,525,000	1,589,263
4.25% 7/1/20	500,000	523,683
4.625% 10/30/20	500,000	531,751
Air Lease 3.00% 9/15/23	1,030,000	1,025,367
Aviation Capital Group 144A 2.875% 1/20/22 #	605,000	603,435
Corporacion Financiera de Desarrollo 144A 3.25% 7/15/19 #	500,000	510,000
GrupoSura Finance 144A 5.70% 5/18/21 #	500,000	547,600
International Lease Finance 8.625% 1/15/22	1,080,000	1,331,036
Park Aerospace Holdings 144A 5.25% 8/15/22 #	500,000	524,535
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	720,000	707,550

		8,705,755

Healthcare – 0.20%
HCA Healthcare 6.25% 2/15/21	1,000,000	1,095,000
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	500,000	489,375

		1,584,375

Insurance – 1.64%
ACE INA Holdings 2.30% 11/3/20	3,540,000	3,561,544
American International Group 2.30% 7/16/19	3,700,000	3,721,538
Hub Holdings 144A PIK 8.125% 7/15/19 #T	500,000	501,875
Pricoa Global Funding I 144A 2.20% 5/16/19 #	3,855,000	3,875,432
Principal Life Global Funding II 144A 3.00% 4/18/26 #	815,000	804,265
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	460,000	476,705
Willis North America 3.60% 5/15/24	340,000	343,846

		13,285,205

Natural Gas – 0.35%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,837,327

		2,837,327

Real Estate – 0.25%
Hospitality Properties Trust 4.50% 6/15/23	665,000	697,681
Host Hotels & Resorts 3.75% 10/15/23	505,000	515,563
3.875% 4/1/24	785,000	799,465

		2,012,709

Services – 0.19%
GEO Group 5.875% 1/15/22	500,000	522,500

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Services (continued)
Iron Mountain 144A 4.375% 6/1/21 #	1,000,000	$1,040,000

		1,562,500

Technology – 0.25%
Cisco Systems 1.85% 9/20/21	1,005,000	993,110
Dell International 144A 4.42% 6/15/21 #	1,000,000	1,055,058

		2,048,168

Transportation – 0.93%
Penske Truck Leasing 144A 4.20% 4/1/27 #	2,635,000	2,727,697
Ryder System 3.45% 11/15/21	1,895,000	1,957,205
United Airlines 2015-1 Class AA Pass-Through Trust 3.45% 12/1/27 ◆	342,594	350,730
United Parcel Service 5.125% 4/1/19	2,340,000	2,474,412

		7,510,044

Total Corporate Bonds (cost $356,486,154)		360,649,720

Loan Agreements – 5.48%«

Alpha 3 Tranche B1 1st Lien 4.296% 1/31/24	1,500,000	1,506,375
Amaya Holdings Tranche B 1st Lien 4.796% 8/1/21	494,949	496,462
Applied Systems 2nd Lien 7.796% 1/23/22	199,095	201,252
Blue Ribbon 1st Lien 5.227% 11/13/21	639,730	627,335
Builders FirstSource 1st Lien 4.069% 2/29/24	1,485,000	1,484,381
Change Healthcare Holdings Tranche B 1st Lien 3.795% 3/1/24	1,596,000	1,598,244
Chesapeake Energy 1st Lien 8.686% 8/23/21	250,000	267,422
First Data 1st Lien 3.716% 4/26/24	971,580	972,430
First Eagle Holdings Tranche B 1st Lien 4.796% 12/1/22	1,488,693	1,504,511
Forterra Finance Tranche B 1st Lien 4.226% 10/25/23	344,632	326,194
Gardner Denver 1st Lien 4.546% 7/30/20	928,264	931,512
JBS USA Tranche B 1st Lien 5.75% 10/30/22	1,496,250	1,460,481
JC Penney Tranche B 1st Lien 5.45% 6/23/23	113,696	112,530
KIK Custom Products Tranche B 1st Lien 5.793% 8/26/22	1,158,268	1,167,534
Landry’s 1st Lien 3.968% 10/4/23	2,136,732	2,132,948
Mission Broadcasting Tranche B 1st Lien 4.238% 1/17/24	210,382	211,237
Mohegan Gaming & Entertainment Tranche B 1st Lien 5.226% 10/13/23	585,060	591,057
MPH Acquisition Holdings Tranche B 1st Lien 4.296% 6/7/23	227,305	227,561
Nexstar Broadcasting Tranche B 1st Lien 4.238% 1/17/24	2,134,545	2,143,218
ON Semiconductor 3.476% 3/31/23	1,751,290	1,756,216
PQ 1st Lien 5.476% 11/4/22	694,254	701,945
Republic of Angola 7.57% 12/16/23	414,375	372,938
Rite Aid 2nd Lien 5.98% 8/21/20	500,000	503,438

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Loan Agreements« (continued)

Russell Investments Tranche B 1st Lien 6.795% 6/1/23	2,229,361	$2,255,835
Scientific Games International Tranche B3 1st Lien 5.076% 10/1/21	311,710	315,161
SFR Group Tranche B10 1st Lien 4.422% 1/31/25	3,482,500	3,479,390
Sprint Communications Tranche B 1st Lien 3.75% 2/2/24	2,493,750	2,496,421
Summit Midstream Partners Holdings Tranche B 1st Lien 7.226% 5/21/22	250,000	253,438
Team Health Holdings Tranche B 1st Lien 3.976% 2/6/24	1,596,000	1,589,417
Telenet Financing USD Tranche A1 1st Lien 3.909% 6/30/25	2,500,000	2,503,908
Uniti Group 1st Lien 6.25% 10/24/22	2,481,281	2,483,857
Univision Communications Tranche C 1st Lien 3.976% 3/15/24	2,473,353	2,432,389
UPC Financing Partnership Tranche AP 1st Lien 3.909% 4/15/25	1,600,000	1,603,800
WideOpenWest Finance Tranche B 1st Lien 4.702% 8/19/23	2,481,250	2,485,749
Windstream Services Tranche B6 1st Lien 5.21% 3/30/21	1,291,369	1,288,948

Total Loan Agreements (cost $44,102,240)		44,485,534

Municipal Bonds – 0.34%

Commonwealth of Massachusetts Series C 5.00% 10/1/25	200,000	246,972
County of Baltimore, Maryland 5.00% 2/1/26	2,030,000	2,537,419

Total Municipal Bonds (cost $2,801,465)		2,784,391

Non-Agency Asset-Backed Securities – 27.74%

Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	3,855,000	3,855,763
American Express Credit Account Master Trust Series 2013-1 A 1.579% 2/16/21 ●	7,135,000	7,161,195
Series 2013-2 A 1.579% 5/17/21 ●	2,474,000	2,484,081
Series 2014-1 A 1.529% 12/15/21 ●	2,100,000	2,109,018
ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18 #	66,679	66,622
Series 2017-A A1 144A 1.25% 6/15/18 #	1,250,000	1,249,234
Avis Budget Rental Car Funding AESOP Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,566,221
Bank of America Credit Card Trust Series 2014-A1 A 1.539% 6/15/21 ●	5,625,000	5,648,637
Series 2014-A3 A 1.449% 1/15/20 ●	1,265,000	1,265,420
Series 2015-A1 A 1.489% 6/15/20 ●	2,023,000	2,026,225

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Bank of America Credit Card Trust Series 2017-A1 A1 1.95% 8/15/22	3,000,000	$3,009,915
Barclays Dryrock Issuance Trust Series 2017-1 A 1.489% 3/15/23 ●	1,290,000	1,291,788
BMW Vehicle Lease Trust Series 2016-1 A3 1.34% 1/22/19	5,837,000	5,833,829
Series 2016-2 A3 1.43% 9/20/19	1,810,000	1,805,024
Cabela’s Credit Card Master Note Trust Series 2014-2 A 1.609% 7/15/22 ●	6,000,000	6,020,401
Series 2015-1A A1 2.26% 3/15/23	500,000	502,725
Capital One Multi-Asset Execution Trust Series 2007-A5 A5 1.199% 7/15/20 ●	200,000	199,994
Series 2014-A3 A3 1.539% 1/18/22 ●	2,000,000	2,008,567
Series 2016-A1 A1 1.609% 2/15/22 ●	7,660,000	7,705,063
Chase Issuance Trust Series 2012-A10 A10 1.419% 12/16/19 ●	2,750,000	2,752,959
Series 2013-A3 A3 1.439% 4/15/20 ●	3,670,000	3,675,269
Series 2013-A6 A6 1.579% 7/15/20 ●	4,000,000	4,012,737
Series 2013-A9 A 1.579% 11/16/20 ●	8,900,000	8,937,823
Series 2014-A5 A5 1.529% 4/15/21 ●	3,281,000	3,293,176
Series 2016-A1 A 1.569% 5/17/21 ●	3,026,000	3,042,270
Series 2016-A3 A3 1.709% 6/15/23 ●	5,965,000	6,013,735
Series 2017-A1 A 1.459% 1/18/22 ●	3,670,000	3,682,113
Series 2017-A2 A 1.559% 3/15/24 ●	1,300,000	1,303,933
Citibank Credit Card Issuance Trust Series 2013-A4 A4 1.636% 7/24/20 ●	800,000	802,911
Series 2013-A7 A7 1.654% 9/10/20 ●	8,100,000	8,130,303
Series 2016-A3 A3 1.713% 12/7/23 ●	2,770,000	2,793,216
Series 2017-A1 A1 1.459% 1/19/21 ●	2,650,000	2,655,554
Series 2017-A5 A5 1.836% 4/22/26 ●	360,000	361,870
CNH Equipment Trust Series 2016-B A2B 1.559% 10/15/19 ●	77,012	77,112
Discover Card Execution Note Trust Series 2013-A1 A1 1.459% 8/17/20 ●	3,300,000	3,303,910
Series 2013-A6 A6 1.609% 4/15/21 ●	2,405,000	2,415,972
Series 2014-A1 A1 1.589% 7/15/21 ●	8,365,000	8,403,280
Series 2015-A1 A1 1.509% 8/17/20 ●	7,350,000	7,363,965
Series 2016-A4 A4 1.39% 3/15/22	2,000,000	1,983,251
Series 2017-A1 A1 1.649% 7/15/24 ●	11,715,000	11,778,138
Series 2017-A3 A3 1.389% 10/17/22 ●	3,025,000	3,031,636
Series 2017-A5 A5 1.816% 12/15/26 ●	660,000	663,508
Ford Credit Auto Owner Trust Series 2016-B A2B 1.469% 3/15/19 ●	329,745	329,958

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Ford Credit Auto Owner Trust Series 2016-C A2B 1.299% 9/15/19 ●	2,251,025	$2,252,005
Series 2017-1 A 144A 2.62% 8/15/28 #	5,500,000	5,565,409
Ford Credit Floorplan Master Owner Trust A Series 2014-2 A 1.659% 2/15/21 ●	6,612,000	6,640,410
Series 2014-4 A2 1.509% 8/15/19 ●	7,650,000	7,651,991
Series 2015-1 A2 1.559% 1/15/20 ●	1,200,000	1,201,731
Series 2015-2 A2 1.729% 1/15/22 ●	1,470,000	1,483,208
Series 2017-1 A2 1.579% 5/15/22 ●	400,000	400,357
Golden Credit Card Trust Series 2014-2A A 144A 1.609% 3/15/21 #●	535,000	536,415
GreatAmerica Leasing Receivables Funding Series 2017-1 A2 144A 1.72% 4/22/19 #	825,000	824,537
Hertz Fleet Lease Funding Series 2014-1 A 144A 1.517% 4/10/28 #●	841,834	841,640
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	250,425	236,847
Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20 #	6,650,000	6,636,072
Hyundai Auto Receivables Trust Series 2015-C A2B 1.529% 11/15/18 ●	159,087	159,038
Series 2016-A A2B 1.529% 6/17/19 ●	1,534,694	1,536,449
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.719% 7/16/18 ●	170,780	170,892
Mercedes-Benz Master Owner Trust Series 2015-BA A 144A 1.539% 4/15/20 #●	1,000,000	1,001,735
Series 2016-AA A 144A 1.739% 5/15/20 #●	1,970,000	1,977,280
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.566% 9/27/21 #●	390,000	392,081
Series 2017-1 A 144A 2.489% 6/27/22 #●	1,000,000	999,805
NextGear Floorplan Master Owner Trust Series 2014-1A A 144A 1.92% 10/15/19 #	1,015,000	1,015,825
Nissan Auto Lease Trust Series 2016-A A2B 1.539% 8/15/18 ●	301,258	301,520
Series 2016-B A2B 1.439% 12/17/18 ●	1,498,824	1,499,984
Series 2016-B A3 1.50% 7/15/19	755,000	753,340
Nissan Auto Receivables Owner Trust Series 2015-C A2B 1.509% 11/15/18 ●	101,614	101,650
Series 2016-B A2B 1.459% 4/15/19 ●	1,469,050	1,470,208
PFS Financing Series 2015-AA A 144A 1.779% 4/15/20 #●	2,000,000	1,999,595
Series 2017-AA A 144A 1.739% 3/15/21 #●	2,245,000	2,249,134
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	235,000	234,978

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Synchrony Credit Card Master Note Trust Series 2015-2 A 1.60% 4/15/21	640,000	$640,117
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #●	540,070	544,229
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	585,982	590,496
Toyota Auto Receivables Owner Trust Series 2016-B A2B 1.409% 10/15/18 ●	229,975	230,049
Series 2017-A A2B 1.229% 9/16/19 ●	1,000,000	1,000,266
Trafigura Securitisation Finance Series 2017-1A A1 144A 2.056% 12/15/20 #●	3,410,000	3,410,000
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	2,210,000	2,209,799
Volvo Financial Equipment Series 2017-1A A2 144A 1.55% 10/15/19 #	515,000	514,793
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.662% 10/20/19 ●	8,575,000	8,582,177
Series 2015-1 A 1.712% 1/20/20 ●	4,810,000	4,818,618
World Financial Network Credit Card Master Trust Series 2015-A A 1.639% 2/15/22 ●	685,000	686,737

Total Non-Agency Asset-Backed Securities (cost $224,717,464)		224,979,738

Non-Agency Collateralized Mortgage Obligations – 0.13%

American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 f	21,665	21,386
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	22,142	21,263
GSMPS Mortgage Loan Trust Series 1998-2 A 144A 7.75% 5/19/27 #●	45,772	46,917
JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	452,924
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #●	381,947	387,900
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 3.33% 4/25/36 ●	111,103	104,817

Total Non-Agency Collateralized Mortgage Obligations (cost $993,526)		1,035,207

Non-Agency Commercial Mortgage-Backed Securities – 0.08%

Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.866% 12/10/49 ●	535,000	535,357
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.871% 11/10/46 #●	100,000	109,222

Total Non-Agency Commercial Mortgage-Backed Securities (cost $680,807)		644,579

Schedule of investments

Delaware Limited-Term Diversified Income Fund

		Principal amount°	Value (US $)

Regional Bond – 0.07%Δ

Argentina – 0.07%
Provincia de Cordoba 144A 7.125% 6/10/21 #		500,000	$526,685

Total Regional Bond (cost $526,250)			526,685

Sovereign Bonds – 0.76%Δ

Argentina – 0.06%
Argentine Republic Government International Bond 5.625% 1/26/22		500,000	513,250

			513,250

Bahrain – 0.04%
Bahrain Government International Bond 144A 6.125% 7/5/22 #		310,000	326,436

			326,436

Chile – 0.04%
Bonos de la Tesoreria de la Republica en pesos 4.50% 3/1/21	CLP	190,000,000	299,516

			299,516

Costa Rica – 0.03%
Costa Rica Government International Bond 144A 4.25% 1/26/23 #		250,000	244,687

			244,687

Croatia – 0.07%
Croatia Government International Bond 144A 5.50% 4/4/23 #		500,000	547,653

			547,653

Dominican Republic – 0.04%
Dominican Republic International Bond 144A 7.50% 5/6/21 #		300,000	332,250

			332,250

Ecuador – 0.03%
Ecuador Government International Bond 144A 10.50% 3/24/20 #		250,000	263,750

			263,750

Egypt – 0.06%
Egypt Government International Bond 144A 6.125% 1/31/22 #		500,000	511,605

			511,605

Hungary – 0.07%
Hungary Government International Bond 6.375% 3/29/21		500,000	562,990

			562,990

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Indonesia – 0.06%
Perusahaan Penerbit SBSN Indonesia 144A 3.40% 3/29/22 #	500,000		$505,625

			505,625

Nigeria – 0.06%
Nigeria Government International Bond 5.625% 6/27/22	500,000		495,813

			495,813

Saudi Arabia – 0.06%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	500,000		501,414

			501,414

Serbia – 0.07%
Republic of Serbia 144A 4.875% 2/25/20 #	500,000		521,754

			521,754

Sri Lanka – 0.07%
Sri Lanka Government International Bond 144A 5.125% 4/11/19 #	250,000		256,432
144A 5.75% 1/18/22 #	250,000		259,749

			516,181

Total Sovereign Bonds (cost $6,085,476)			6,142,924

US Treasury Obligations – 1.15%

US Treasury Notes 1.75% 5/31/22	2,290,000		2,276,583
2.25% 2/15/27	6,095,000		6,068,810
2.375% 5/15/27	960,000		966,338

Total US Treasury Obligations (cost $9,324,096)			9,311,731

	Number of Shares

Preferred Stock – 0.47%

Bank of America 8.125% ●	1,000,000		1,041,100
General Electric 5.00% ●	1,111,000		1,180,604
Morgan Stanley 5.55% ●	1,180,000		1,234,280
USB Realty 2.305% #●	400,000		351,000

Total Preferred Stock (cost $3,713,522)			3,806,984

	Principal amount	°

Short-Term Investments – 1.50%

Discount Note – 0.03%≠
Federal Home Loan Bank 0.95% 7/10/17	271,712		271,659

			271,659

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements – 1.29%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $2,903,908 (collateralized by US government obligations 3.375% 5/15/44; market value $2,961,743)	2,903,668	$2,903,668
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $4,839,822 (collateralized by US government obligations 0.625%–3.75% 7/31/17–2/15/45; market value $4,936,237)	4,839,447	4,839,447
BNP Paribas 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $2,718,923 (collateralized by US government obligations 0.00%–2.00% 8/15/17–11/15/45; market value $2,773,061)	2,718,685	2,718,685

		10,461,800

US Treasury Obligation – 0.18%≠
US Treasury Bill 0.70% 7/13/17	1,408,568	1,408,269

		1,408,269

Total Short-Term Investments (cost $12,141,686)		12,141,728

Total Value of Securities – 103.34% (cost $832,411,512)		$838,202,901

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $149,479,573, which represents 18.43% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	PIK. 100% of the income received was in the form of cash.

≠	The rate shown is the effective yield at the time of purchase.

«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

●	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2017.

The following futures and swap contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(59)	US Treasury 5 yr Notes	$(6,967,825)	$(6,952,320)	10/2/17	$15,505
(669)	US Treasury 10 yr Notes	(84,343,084)	(83,980,406)	9/21/17	362,678

		$(91,310,909)			$378,183

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Upfront Payment (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
	JPMC -
ICE	CDX.NA.HY.27[5]	24,750,000	5.00%	12/20/21	$(1,775,859)	$(77,732)
	JPMC -
ICE	CDX.NA.HY.28[5]	44,000,000	5.00%	6/20/22	(3,213,946)	184,657

						$106,925

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in US Dollars unless noted that the swap is denominated in another currency.

Schedule of investments

Delaware Limited-Term Diversified Income Fund

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(107,637).

5Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North American High-Yield

CLO – Collateralized Loan Obligation

CLP – Chilean Peso

DAC – Designated Activity Company

DB – Deutsche Bank

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

ICE – Intercontinental Exchange, Inc.

JPMC – JPMorgan Chase Bank

NCUA – National Credit Union Administration

PIK – Pay-in-kind

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

yr – Year

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$826,061,173
Short-term investments, at value[2]	12,141,728
Cash collateral due from broker on futures contracts	912,000
Cash collateral due from broker on swap contracts	6,939,958
Cash	1,244,912
Receivable for securities sold	33,256,289
Dividends and interest receivable	4,501,513
Receivable for fund shares sold	895,657
Variation margin receivable on futures contracts	198,297
Unrealized appreciation on credit default swap contracts	277,756

Total assets	886,429,283

Liabilities:
Payable for securities purchased	65,524,967
Upfront payments received on credit default swap contracts	4,989,805
Payable for fund shares redeemed	3,191,673
Unrealized depreciation on credit default swap contracts	27,962
Income distribution payable	398,998
Other accrued expenses	314,358
Investment management fees payable	279,429
Cash collateral due to broker on TBA transactions	154,000
Distribution fees payable to affiliates	137,755
Variation margin payable on credit default swap contracts	142,869
Swap payments payable	104,509
Audit fees payable	25,566
Dividend disbursing and transfer agent fees and expenses payable to affiliates	13,987
Accounting and administration expenses payable to affiliates	3,255
Trustees’ fees and expenses payable	2,231
Legal fees payable to affiliates	2,007
Reports and statements to shareholders payable to affiliates	532

Total liabilities	75,313,903

Total Net Assets	$811,115,380

Net Assets Consist of:
Paid-in capital	$841,158,405
Distributions in excess of net investment income	(2,849,549)
Accumulated net realized loss on investments	(33,362,336)
Net unrealized appreciation of investments	5,791,389
Net unrealized appreciation of future contracts	378,183
Net unrealized depreciation of swap contracts	(712)

Total Net Assets	$811,115,380

Net Asset Value
Class A:
Net assets	$407,133,559
Shares of beneficial interest outstanding, unlimited authorization, no par	47,893,071
Net asset value per share	$8.50
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.74

Class C:
Net assets	$101,655,934
Shares of beneficial interest outstanding, unlimited authorization, no par	11,965,783
Net asset value per share	$8.50

Class R:
Net assets	$4,256,626
Shares of beneficial interest outstanding, unlimited authorization, no par	500,643
Net asset value per share	$8.50

Institutional Class:
Net assets	$298,067,257
Shares of beneficial interest outstanding, unlimited authorization, no par	35,069,479
Net asset value per share	$8.50

Class R6:
Net assets	$2,004
Shares of beneficial interest outstanding, unlimited authorization, no par	236
Net asset value per share	$8.49

[1]Investments, at cost	$820,269,826
[2]Short-term investments, at cost	12,141,686

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2017 (Unaudited)

Investment Income:
Interest	$12,402,496
Dividends	1,000

12,403,496

Expenses:
Management fees	2,166,852
Distribution expenses – Class A	519,901
Distribution expenses – Class C	550,629
Distribution expenses – Class R	11,449
Dividend disbursing and transfer agent fees and expenses	486,324
Accounting and administration expenses	136,409
Registration fees	60,373
Reports and statements to shareholders	49,431
Legal fees	43,210
Audit and tax	25,993
Trustees’ fees and expenses	22,577
Custodian fees	17,874
Other	41,287

4,132,309
Less waived distribution expenses – Class A	(207,960)
Less expenses waived	(430,925)
Less expense paid indirectly	(305)

Total operating expenses	3,493,119

Net Investment Income	8,910,377

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,227,113
Futures contracts	(118,806)
Swap contracts	(3,015,453)

Net realized gain	92,854

Net change in unrealized appreciation (depreciation) of:
Investments	3,099,603
Futures contracts	85,341
Swap contracts	1,230,382

Net change in unrealized appreciation (depreciation)	4,415,326

Net Realized and Unrealized Gain	4,508,180

Net Increase in Net Assets Resulting from Operations	$13,418,557

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16

Increase in Net Assets from Operations:
Net investment income	$8,910,377	$13,106,646
Net realized gain	92,854	7,412,145
Net change in unrealized appreciation (depreciation)	4,415,326	3,576,820

Net increase in net assets resulting from operations	13,418,557	24,095,611

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,149,759)	(7,258,655)
Class C	(895,200)	(1,080,963)
Class R	(48,569)	(77,048)
Institutional Class	(4,692,642)	(7,716,809)
Class R6	(9)	—

Return of capital:
Class A	—	(608,436)
Class C	—	(166,890)
Class R	—	(6,925)
Institutional Class	—	(524,864)

	(10,786,179)	(17,440,590)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,269,854	93,552,583
Class C	2,298,165	11,115,741
Class R	659,393	1,684,314
Institutional Class	43,253,334	137,699,714
Class R6	2,000	—

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$5,044,160	$7,607,393
Class C	831,038	1,138,578
Class R	48,479	83,230
Institutional Class	3,765,891	6,090,455
Class R6	8	—

	62,172,322	258,972,008

Cost of shares redeemed:
Class A	(43,192,296)	(105,173,090)
Class C	(21,809,506)	(34,970,751)
Class R	(1,449,073)	(3,128,378)
Institutional Class	(127,631,247)	(233,738,073)

	(194,082,122)	(377,010,292)

Decrease in net assets derived from capital share transactions	(131,909,800)	(118,038,284)

Net Decrease in Net Assets	(129,277,422)	(111,383,263)

Net Assets:
Beginning of period	940,392,802	1,051,776,065

End of period	$811,115,380	$940,392,802

Distributions in excess of net investment income	$(2,849,549)	$(973,747)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Dec. 31, 2014, return of capital distributions of $208,221 was made by the Fund’s A Class, which calculated to a de minimis amount of $(0.004) per share.

[4]	For the year ended Dec. 31, 2012, return of capital distributions of $610,884 was made by the Fund’s A Class, which calculated to a de minimis amount of $(0.004) per share.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
6/30/17[1]			Year ended

(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

$8.48	$8.43	$8.52	$8.55	$8.85	$8.82

0.09	0.12	0.11	0.10	0.08	0.10
0.03	0.08	(0.06)	0.01	(0.24)	0.11

0.12	0.20	0.05	0.11	(0.16)	0.21

(0.10)	(0.14)	(0.13)	(0.14)	—	(0.17)
—	(0.01)	(0.01)	— [3]	(0.14)	— [4]
—	—	—	—	—	(0.01)

(0.10)	(0.15)	(0.14)	(0.14)	(0.14)	(0.18)

$8.50	$8.48	$8.43	$8.52	$8.55	$8.85

1.47%	2.42%	0.62%	1.28%	(1.81% )	2.49%

$407,133	$437,803	$439,310	$472,654	$780,359	$1,337,983
0.74%	0.81%	0.83%	0.83%	0.82%	0.81%
0.94%	0.92%	0.93%	0.93%	0.96%	0.96%
2.04%	1.36%	1.29%	1.13%	0.91%	1.07%
1.84%	1.25%	1.19%	1.03%	0.77%	0.92%
64%	124%	94%	80%	236%	262%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Dec. 31, 2014, return of capital distributions of $77,978 was made by the Fund’s C Class, which calculated to a de minimis amount of $(0.004) per share.

[4]	For the year ended Dec. 31, 2012, return of capital distributions of $230,005 was made by the Fund’s C Class, which calculated to a de minimis amount of $(0.004) per share.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
6/30/17[1]			Year ended

(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

$8.47	$8.42	$8.52	$8.54	$8.85	$8.82

0.05	0.04	0.04	0.02	0.01	0.02
0.05	0.09	(0.07)	0.02	(0.25)	0.12

0.10	0.13	(0.03)	0.04	(0.24)	0.14

(0.07)	(0.07)	(0.06)	(0.06)	—	(0.10)
—	(0.01)	(0.01)	— [3]	(0.07)	— [4]
—	—	—	—	—	(0.01)

(0.07)	(0.08)	(0.07)	(0.06)	(0.07)	(0.11)

$8.50	$8.47	$8.42	$8.52	$8.54	$8.85

1.17%	1.55%	(0.35% )	0.55%	(2.75% )	1.62%

$101,656	$120,011	$141,739	$176,904	$260,073	$452,197
1.59%	1.66%	1.68%	1.68%	1.67%	1.66%
1.69%	1.67%	1.68%	1.68%	1.67%	1.66%
1.19%	0.51%	0.44%	0.28%	0.06%	0.22%
1.09%	0.50%	0.44%	0.28%	0.06%	0.22%
64%	124%	94%	80%	236%	262%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Dec. 31, 2014, return of capital distributions of $3,533 was made by the Fund’s R Class, which calculated to a de minimis amount of $(0.004) per share.

[4]	For the year ended Dec. 31, 2012, return of capital distributions of $8,288 was made by the Fund’s R Class, which calculated to a de minimis amount of $(0.004) per share.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
6/30/17[1]			Year ended

(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

$8.48	$8.43	$8.52	$8.55	$8.85	$8.82

0.07	0.09	0.08	0.07	0.05	0.07
0.04	0.08	(0.06)	0.01	(0.24)	0.11

0.11	0.17	0.02	0.08	(0.19)	0.18

(0.09)	(0.11)	(0.10)	(0.11)	—	(0.14)
—	(0.01)	(0.01)	— [3]	(0.11)	— [4]
—	—	—	—	—	(0.01)

(0.09)	(0.12)	(0.11)	(0.11)	(0.11)	(0.15)

$8.50	$8.48	$8.43	$8.52	$8.55	$8.85

1.30%	2.06%	0.27%	0.93%	(2.16% )	2.13%

$4,257	$4,984	$6,298	$8,022	$10,672	$17,243
1.09%	1.16%	1.18%	1.18%	1.17%	1.16%
1.19%	1.17%	1.18%	1.18%	1.25%	1.26%
1.69%	1.01%	0.94%	0.78%	0.56%	0.72%
1.59%	1.00%	0.94%	0.78%	0.48%	0.62%
64%	124%	94%	80%	236%	262%

Financial highlights

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Dec. 31, 2014, return of capital distributions of $236,380 was made by the Fund’s Institutional Class, which calculated to a de minimis amount of $(0.004) per share.

[4]	For the year ended Dec. 31, 2012, return of capital distributions of $331,766 was made by the Fund’s Institutional Class, which calculated to a de minimis amount of $(0.004) per share.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
6/30/17[1]	Year ended

(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

$8.47	$8.43	$8.52	$8.55	$8.85	$8.82

0.09	0.13	0.12	0.11	0.09	0.11
0.05	0.07	(0.06)	0.01	(0.24)	0.12

0.14	0.20	0.06	0.12	(0.15)	0.23

(0.11)	(0.15)	(0.14)	(0.15)	—	(0.19)
—	(0.01)	(0.01)	— [3]	(0.15)	— [4]
—	—	—	—	—	(0.01)

(0.11)	(0.16)	(0.15)	(0.15)	(0.15)	(0.20)

$8.50	$8.47	$8.43	$8.52	$8.55	$8.85

1.67%	2.45%	0.77%	1.43%	(1.66% )	2.64%

$298,067	$377,595	$464,429	$536,508	$437,690	$742,773
0.59%	0.66%	0.68%	0.68%	0.67%	0.66%
0.69%	0.67%	0.68%	0.68%	0.67%	0.66%
2.19%	1.51%	1.44%	1.28%	1.06%	1.22%
2.09%	1.50%	1.44%	1.28%	1.06%	1.22%
64%	124%	94%	80%	236%	262%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	5/1/17[1] to 6/30/17 (Unaudited)

Net asset value, beginning of period	$8.50

Income from investment operations:
Net investment income[2]	0.02
Net realized and unrealized gain (loss)	0.01

Total from investment operations	0.03

Less dividends and distributions from:
Net investment income	(0.04)

Total dividends and distributions	(0.04)

Net asset value, end of period	$8.49

Total return[3]	0.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.52%
Ratio of expenses to average net assets prior to fees waived	0.62%
Ratio of net investment loss to average net assets	(0.21%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.31%	)
Portfolio turnover	64%	[4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Portfolio turnover is representative of the Fund for the entire year.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund	June 30, 2017 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R shares commenced operations on May 1, 2017.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017 and matured on the next business day.

To Be Announced Trades – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. The Fund received $154,000 cash collateral for open TBA transactions, which is presented as “Cash collateral due to broker” on the “Statement of assets and liabilities.”

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Fund earned $305 under this agreement.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.59% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.52% of average daily net assets of Class R6 shares. The expense waiver was in effect from Jan.1, 2017 through June 30, 2017* for all share classes except for Class R6 shares whose waiver was in effect from May 1, 2017 (commencement of operations) through June 30, 2017.** For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2017, the Fund was charged $20,563 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2017, the Fund was charged $88,281 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual distribution and service (12b-1) fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has contractually agreed to waive Class A shares’ 12b-1 fee to 0.15% of average daily net assets from Jan. 1, 2017 through June 30, 2017.*** Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended June 30, 2017, the Fund was charged $9,896 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended June 30, 2017, DDLP earned $2,058 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2017, DDLP received gross CDSC commissions of $12,121 and $2,106 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended June 30, 2017, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities purchases of $2,234,315 and securities sales of $7,481,707, which resulted in net realized gains of $733.

*	The aggregate contractual waiver period covering this report is from Oct. 5, 2016 through May 1, 2018.

**	The aggregate contractual waiver period covering this report is from May 1, 2017 through May 1, 2018.

***The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$506,007,729
Purchases of US government securities	66,518,502
Sales other than US government securities	636,509,865
Sales of US government securities	58,819,872

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$835,477,461

Aggregate unrealized appreciation of investments	$8,072,771
Aggregate unrealized depreciation of investments	(5,347,331)

Net unrealized appreciation of investments	$2,725,440

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from Nov. 1, 2016 through Dec. 31, 2016, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. At Dec. 31, 2016, the Fund deferred $1,428,005 of qualified late year ordinary losses.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. The Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term
$20,230,789	$8,982,979

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage- Backed Securities	$—	$396,988,041	$—	$396,988,041
Corporate Debt	—	362,014,883	—	362,014,883
Foreign Debt	—	6,669,609	—	6,669,609
Loan Agreements[1]	—	44,112,596	372,938	44,485,534
Municipal Bonds	—	2,784,391	—	2,784,391
Preferred Stock	—	3,806,984	—	3,806,984
Short-Term Investments	—	12,141,728	—	12,141,728
US Treasury Obligations	—	9,311,731	—	9,311,731

Total Value of Securities	$—	$837,829,963	$372,938	$838,202,901

Derivatives:
Futures Contracts	$378,183	$—	$—	$378,183
Swap Contracts	—	106,925	—	106,925

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	99.16%	0.84%	100.00%

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. We did not present a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the year.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16
Shares sold:
Class A	738,635	10,972,164
Class C	270,890	1,306,386
Class R	77,658	197,626
Institutional Class	5,096,010	16,158,550
Class R6	235	—

Shares issued upon reinvestment of dividends and distributions:
Class A	593,846	892,174
Class C	97,873	133,629
Class R	5,704	9,760
Institutional Class	443,357	714,443
Class R6	1	—

	7,324,209	30,384,732

Shares redeemed:
Class A	(5,089,229)	(12,350,885)
Class C	(2,570,224)	(4,104,280)
Class R	(170,605)	(366,643)
Institutional Class	(15,025,348)	(27,440,485)

	(22,855,406)	(44,262,293)

Net decrease	(15,531,197)	(13,877,561)

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund.

For the six months ended June 30, 2017 exchange transactions were as follows:

Exchange Redemptions		Exchange Subscriptions
		Institutional
Class A Shares	Class C Shares	Class Shares	Value
614,872	4,336	620,071	$5,258,371

For the year ended Dec. 31, 2016 exchange transactions were as follows:

Exchange Redemptions		Exchange Subscriptions
		Institutional
Class A Shares	Class C Shares	Class Shares	Value
101,612	2,226	103,942	$888,028

These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of June 30, 2017 or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives, (2) how they are accounted for, and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2017, the Fund posted $912,000 cash collateral for open futures contracts, which is presented as “Cash collateral due from broker on futures contracts” on the “Statement of assets and liabilities.”

During the six months ended June 30, 2017, the Fund used futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2017, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2017, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. At June 30, 2017, the Fund posted $6,939,958 cash collateral for open centrally cleared credit default swap

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

contracts, which is presented as “Cash collateral due from broker on swap contracts” on the “Statement of assets and liabilities.”

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts that would be shown on the “Schedule of investments.”

Fair value of derivative instruments as of June 30, 2017 was as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Contracts	Credit Contracts	Total
Variation margin receivable on futures contracts*	$378,183	$—	$378,183
Unrealized appreciation on credit default swap contracts	—	277,756	277,756

Total	$378,183	$277,756	$655,939

Statement of Assets and Liabilities Location	Liability Derivatives Fair Value Credit Contracts
Unrealized depreciation on credit default swap contracts	$27,962
Variation margin payable on credit default swap contracts	142,869

Total	$170,831

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through June 30, 2017. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2017 was as follows:

	Net Realized Loss on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(118,806)	$—	$(118,806)
Credit contracts	—	(3,015,453)	(3,015,453)

Total	$(118,806)	$(3,015,453)	$(3,134,259)

	Net Change in Unrealized Appreciation of:

	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$85,341	$—	$85,341
Credit contracts	—	1,230,382	1,230,382

Total	$85,341	$1,230,382	$1,315,723

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivatives Volume	Short Derivatives Volume
Futures contracts (average notional value)	USD 20,280,870	USD 78,206,458
CDS contracts (average notional value)*	75,620,720	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

7. Offsetting (continued)

Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America
Merrill Lynch	$2,903,668	$(2,903,668)	$—	$(2,903,668)	$—
Bank of Montreal	4,839,447	(4,839,447)	—	(4,839,447)	—
BNP Paribas	2,718,685	(2,718,685)	—	(2,718,685)	—

Total	$10,461,800	$(10,461,800)	$—	$(10,461,800)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities;

obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

9. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware FundsSM	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.		Banco Itaú
Philadelphia, PA	New York, NY	Lucinda S. Landreth	International
		Former Chief Investment	Miami, FL
Thomas L. Bennett	Joseph W. Chow	Officer
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Thomas K. Whitford
Delaware Funds	President	New York, NY	Former Vice Chairman
by Macquarie	State Street Corporation		PNC Financial Services Group
Private Investor	Boston, MA		Pittsburgh, PA
Rosemont, PA
Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 5, 2017